SHARE-BASED PAYMENTS - Instruments Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2017 shares $ / shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [line items]
Issued on vesting of restricted share units | $	$ 0.0		$ 0.0
Expense from share-based payment transactions with employees | $	12.6		14.2
Mark-to-market gain/(loss) on deferred share units | $	$ 1.7		(3.1)
Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,474,000			707,000
Granted (in shares)	1,358,562	1,358,562
Weighted average fair value at measurement date, other equity instruments granted | $		$ 4.46
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	591,373	591,373
Issued on vesting of restricted share units | $	$ 2.9		$ 4.5
Deferred Share Units (DSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		4,288,000			3,829,000
Granted (in shares)	459,354	459,354
Expense from share-based payment transactions with employees | $		$ 1,600,000
Shares in hedging arrangement (in shares)				3,000,000
Value of hedged shares (in CAD per share) | $ / shares				$ 3.5002
Mark-to-market gain/(loss) on deferred share units | $	$ 0.7
Mark-to-market gain on DSU, hedge | $	$ 1.0
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,521,000			1,873,000
Granted (in shares)	1,224,321	1,224,321
Fair value (in CAD per share) | $		$ 4.04
Employee stock option
Disclosure of classes of share capital [line items]
Number of share options outstanding (in shares)		1,831,000			2,242,000
Number of shares authorised (in shares)		24,900,000			24,900,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $		$ 7.75			$ 7.81
Number of shape options exercisable (in shares)		1,662,521			1,761,821
Weighted average exercise price exercisable, as at end of year (in CAD per share) | $		$ 8.00			$ 8.50
Number of share options granted in share-based payment arrangement (in shares)	0	0
Number of share options expired in share-based payment arrangement (in shares)	410,873	410,873